Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities [Line Items]
Personnel related liabilities	$ 90,902	$ 62,017
Facility related liabilities	15,393	14,776
General overhead liabilities	22,776	24,520
Other liabilities	5,010	1,823
Short term government grants (note 11)	235	79
Restructuring and other items (note 14)	926	3,874
Acquisition consideration payable	45,850	37,615
Share repurchase program		1,259
Other Liabilities	$ 181,092	$ 145,963